S000010793 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	120 Months Ended	158 Months Ended	239 Months Ended	284 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%		8.88%	9.27%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
C000122580 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.41%		9.98%	9.35%
Performance Inception Date					Nov. 08, 2012
C000029858 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.65%		9.22%	8.59%
Performance Inception Date						Jan. 23, 2006
C000253705 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.25%		9.57%	8.90%
Performance Inception Date		Oct. 02, 2024
C000029855 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.72%		8.21%	8.22%
Performance Inception Date							May 01, 2002
C000029855 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.09%)		4.66%	5.66%
Performance Inception Date							May 01, 2002
C000029855 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.20%		5.98%	6.17%
Performance Inception Date							May 01, 2002
C000029859 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.24%		9.78%	9.14%
Performance Inception Date							May 01, 2002
C000122579 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.36%		9.93%	9.30%
Performance Inception Date					Nov. 08, 2012